Adoption of ASU 2018-12 (Summary of Changes in DFEL) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DFEL	$ 5,052	$ 4,225
Cumulative Effect, Period of Adoption, Adjustment [Member]
DFEL	(617)	3,810
Accounting Standards Update 2018-12 [Member]
DFEL			$ 3,591
Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
DFEL			(3,190)
Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
DFEL			(3,190)
Ul and Other [Member]
DFEL	4,766	3,934	3,298
Ul and Other [Member] | Accounting Standards Update 2018-12 [Member]
DFEL			3,298
As Previously Reported [Member]
DFEL	5,669	415
As Previously Reported [Member] | Accounting Standards Update 2018-12 [Member]
DFEL	5,669	415	401
As Previously Reported [Member] | Ul and Other [Member] | Accounting Standards Update 2018-12 [Member]
DFEL			113
Restatement Adjustments [Member] | Accounting Standards Update 2018-12 [Member]
DFEL	(617)	3,810	3,190
Restatement Adjustments [Member] | Ul and Other [Member] | Accounting Standards Update 2018-12 [Member]
DFEL			3,185
Variable Annuities [Member]
DFEL	$ 286	$ 291	293
Variable Annuities [Member] | Accounting Standards Update 2018-12 [Member]
DFEL			293
Variable Annuities [Member] | As Previously Reported [Member] | Accounting Standards Update 2018-12 [Member]
DFEL			288
Variable Annuities [Member] | Restatement Adjustments [Member] | Accounting Standards Update 2018-12 [Member]
DFEL			$ 5